Employee Benefit Plans and Collective Bargaining Agreements - Schedule of Changes in Retirement Plan's Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017
Change in fair value of plan assets:
Employer contributions	$ 21.9	$ 11.5
Pension
Change in projected benefit obligation:
Beginning balance	2,613.0	2,431.8
Collington acquisition	0.0	222.3
Service cost	49.8	49.3
Interest cost	88.3	87.6
Actuarial (gain) loss	(56.6)	22.1
Plan participant contributions	0.0	0.0
Benefit payments	(78.7)	(200.1)
Settlements	(264.0)	0.0
Ending balance	2,351.8	2,613.0
Change in fair value of plan assets:
Beginning balance	1,934.8	1,717.5
Collington acquisition	0.0	143.4
Actual return on plan assets	201.6	264.6
Employer contributions	20.2	9.4
Plan participant contributions	0.0	0.0
Benefit payments (including settlements)	(342.6)	(200.1)
Ending balance	1,814.0	1,934.8
Components of net amount recognized in financial position:
Other current liabilities	(6.8)	(6.0)
Other long-term liabilities	(531.0)	(672.2)
Funded status	(537.8)	(678.2)
Other Post-Retirement Benefits
Change in projected benefit obligation:
Beginning balance	31.2	16.7
Collington acquisition	0.0	15.5
Service cost	1.0	0.2
Interest cost	0.9	0.9
Actuarial (gain) loss	(4.5)	0.0
Plan participant contributions	0.5	0.7
Benefit payments	(2.2)	(2.8)
Settlements	0.0	0.0
Ending balance	26.9	31.2
Change in fair value of plan assets:
Beginning balance	0.0	0.0
Collington acquisition
Actual return on plan assets	0.0	0.0
Employer contributions	1.7	2.1
Plan participant contributions	0.5	0.7
Benefit payments (including settlements)	(2.2)	(2.8)
Ending balance	0.0	0.0
Components of net amount recognized in financial position:
Other current liabilities	(2.2)	(1.8)
Other long-term liabilities	(24.7)	(29.4)
Funded status	$ (26.9)	$ (31.2)